Stock plans (Other awards activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Activities
Beginning balance	2,684,745	2,170,547	3,003,547
Granted	1,051,348	1,594,672	921,506
Vested	(797,446)	(969,562)	(1,719,855)
Forfeited	(79,936)	(110,912)	(34,651)
Ending balance	2,858,711	2,684,745	2,170,547
Share Based Payment Award Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, beginning balance	$ 33.74	$ 29.24	$ 25.77
Weighted average grant date fair value, granted	$ 37.81	$ 36.07	$ 31.47
Weighted average grant date fair value, vested	$ 31.44	$ 28.12	$ 24.40
Weighted average grant date fair value, forfeited	$ 36.09	$ 28.34	$ 27.85
Weighted average grant date fair value, ending balance	$ 35.81	$ 33.74	$ 29.24
Restricted share units [Member]
Activities
Beginning balance	66,518	47,238	53,312
Granted	53,025	36,635	16,633
Vested	(18,325)	(21,814)	(22,818)
Issued in lieu of cash dividends	2,266	4,459	1,504
Forfeited			(1,393)
Ending balance	103,484	66,518	47,238
Share Based Payment Award Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, beginning balance	$ 33.74	$ 29.61	$ 27.60
Weighted average grant date fair value, granted	$ 38.10	$ 36.11	$ 31.77
Weighted average grant date fair value, vested	$ 30.71	$ 28.17	$ 26.49
Weighted average grant date fair value, issued in lieu of cash dividends	$ 35.00	$ 30.70	$ 28.66
Weighted average grant date fair value, forfeited			$ 28.57
Weighted average grant date fair value, ending balance	$ 36.54	$ 33.74	$ 29.61
Performance Shares [Member]
Activities
Beginning balance	101,820	220,845	279,019
Granted	52,639	38,386	41,128
Vested	(32,746)	(39,094)
Forfeited		(18,701)	(99,302)
Conversion adjustment	(15,344)	(99,616)
Ending balance	106,369	101,820	220,845
Share Based Payment Award Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, beginning balance	$ 33.56	$ 31.81	$ 30.77
Weighted average grant date fair value, granted	$ 37.33	$ 36.11	$ 31.38
Weighted average grant date fair value, vested	$ 32.62	$ 28.70
Weighted average grant date fair value, forfeited		$ 31.05	$ 28.70
Weighted average grant date fair value, conversion adjustment	$ 31.38	$ 33.05
Weighted average grant date fair value, ending balance	$ 36.03	$ 33.56	$ 31.81